UNITED STATES
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-05506

College and University Facility Loan Trust Two
(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street, Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Diana J. Kenneally

US Bank Corporate Trust Services

One Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-603-6406

Date of fiscal year end:	November 30

Date of reporting period:	July 1, 2005 – June 30, 2006

Item 1.           Proxy Voting Record.

The registrant held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust Two

By (Signature)	/s/ Diana J. Kenneally

Diana J. Kenneally
Assistant Vice President

Date	August 31, 2006